UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 412,681	$ 437,154
Restricted cash	56	49
Inventory	4,805	4,824
Other current assets	51,923	31,666
Total current assets	469,980	474,379
Non-current assets
Derivative instruments	23,668	40,090
Vessels and equipment, net	2,130,428	2,154,465
Other fixed assets	0	5
Other non-current assets	3,487	0
Total non-current assets	2,157,583	2,194,560
Total assets	2,627,563	2,668,939
Current liabilities
Current portion of long-term debt	105,914	106,708
Derivative instruments	250	0
Accounts payable	2,465	2,002
Other current liabilities	56,313	49,544
Total current liabilities	165,768	158,777
Non-current liabilities
Long-term debt	1,696,278	1,703,529
Other non-current liabilities	3,493	0
Total non-current liabilities	1,699,771	1,703,529
Total liabilities	1,865,539	1,862,306
Equity
Share capital (June 30, 2025: 54,520,325 shares issued, par value $0.01 per share (December 31, 2024: 54,520,325 shares issued, par value $0.01 per share))	545	545
Treasury shares at cost (June 30, 2025: 432,557 (December 31, 2024: 432,557))	(4,224)	(4,224)
Additional paid in capital	704,344	904,268
Contributed Surplus	302,403	183,535
Accumulated deficit	(241,044)	(277,491)
Total equity	762,024	806,633
Total equity and liabilities	2,627,563	2,668,939
Related party
Current assets
Receivables due from related parties	515	686
Current liabilities
Payables due to related parties	$ 826	$ 523